--------------------------
                                                             OMB APPROVAL
                                                      --------------------------
                                                      OMB Number:      3235-0582
                                                      Expires:    April 30, 2009
                                                      Estimated average burden
                                                      hours per response    14.4
                                                      --------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number        811-09911
                                   __________________________________________

                            HUSSMAN INVESTMENT TRUST
_____________________________________________________________________________
               Exact name of registrant as specified in charter)

                             5136 Dorsey Hall Drive
                         Ellicott City, Maryland 21042
_____________________________________________________________________________
                    (Address of principal executive offices)

                                 John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
_____________________________________________________________________________
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (410) 715-1145
                                                    _________________________

Date of fiscal year end:      June 30, 2007
                           ________________________________

Date of reporting period:     July 1, 2006 - June 30, 2007
                           ________________________________

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Hussman Investment Trust
            _________________________________________________________________

By (Signature and Title)*     /s/ John P. Hussman
                         ____________________________________________________
                              John P. Hussman, President

Date:     August 9, 2007
     _________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.

================================================================================
               NAME OF FUND: HUSSMAN STRATEGIC TOTAL RETURN FUND
================================================================================

     For shareholder meetings held from July 1, 2006 through June 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       How did
                                                                                         the
                                                                                        Fund
                                                                                        Cast
                                                                     Proposed           its       Did the
                                                        Brief           by       Did    Vote?   Fund vote
                                      Shareholder  Identification    Issuer or   the   For,       For or
                 Ticker                Meeting      of the Matter    Security   Fund   Against,   Against
  Issuer Name    Symbol     CUSIP        Date         Voted On        Holder?   Vote?  Abstain   Management?
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Directors
Korea Elec Pwr                                    recommend a vote
Corp               KEP    500631106    08/30/06   for all nominees    Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  The approval to
                                                  merge Inversiones
                                                  Meras De Sur S.A.
                                                  (Inminsur) into
                                                  Compania De Minas
                                                  Buenaventura S.A.A
                                                  by the absorption
Compania De Minas                                 of the first by the
Buenaventura       BVN    204448104    11/02/06   second              Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Special
                                                  resolution - the
Anglogold                                         creation of E
Ashanti limited    AU     035128206    12/11/06   ordinary shares     Issuer     Yes   Against    Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Special
                                                  resolution -
                                                  amendment to
                                                  articles of
                                                  association         Issuer     Yes   Against    Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                  ordinary
                                                  resolution #1 -
                                                  Adoption of the
                                                  Bokamoso
                                                  employee share
                                                  ownership plan      Issuer     Yes   Against    Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Ordinary
                                                  resolution #2 -
                                                  specific issue
                                                  of shares for
                                                  cash                Issuer     Yes   Against    Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Ordinary
                                                  resolution #3
                                                  specific issue
                                                  of shares for
                                                  cash                Issuer     Yes   Against    Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                  ordinary
                                                  resolution -
                                                  authority to
                                                  give effect to
                                                  the above
                                                  resolutions         Issuer     Yes   Against    Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Approval of the
                                                  merger of Minas
                                                  Poracota S.A.
                                                  into Compania De
                                                  Minas
                                                  Buenaventura
                                                  S.A.A. by the
Compania                                          absorption of
DeMinas                                           the first by the
Buenaventura       BVN    204448104    12/04/06   second              Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  A voluntary
                                                  contribution has
                                                  been under
                                                  negotiation with
                                                  the Peruvian
                                                  Government and
                                                  will be the
                                                  equivalent to
                                                  3.75% of the net
                                                  income taking
                                                  away the 64.4%
                                                  of the mininag
                                                  royalties paid.
                                                  This contribution
                                                  will be
                                                  administered by
                                                  the mining
                                                  companies
                                                  approval of the
                                                  granting of a
                                                  voluntary
                                                  contribution for
                                                  expenses in
                                                  social liability
                                                  to be privately
                                                  administered        Issuer     Yes   Abstain    Abstain
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Directors
                                                  recommend a vote
WGL Holdings       WGL    92924F106    03/01/07   for all nominees    Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Ratification of
                                                  the appointment
                                                  of Deloitte and
                                                  Touche as
                                                  auditors for
                                                  fiscal year 2007    Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Approval of the
                                                  Omnibus
                                                  incentive
                                                  compensation plan   Issuer     Yes   Against    Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Shareholder
                                                  proposal
                                                  re:cumulative      Security
                                                  voting              holder     Yes   Against      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Shareholder
                                                  proposal re:
                                                  indpendent         Security
                                                  chairman            holder     Yes   Against      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Shareholder
                                                  proposal re:
                                                  executive
                                                  compensation       Security
                                                  consultants         holder     Yes   Against      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Approval of the
                                                  annual report,
                                                  balance sheet,
                                                  profit and loss
                                                  statement and
                                                  other financial
Compania De                                       statements of
Minas                                             the year ended
Buenaventura       BVN    204448104    03/28/07   December 31,2006    Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Delegation to
                                                  the audit
                                                  committee of the
                                                  designation of
                                                  the external
                                                  auditors for the
                                                  year 2007           Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Distribution of
                                                  dividends           Issuer     Yes     For        For
                                                  Ratification of
                                                  the agreements
                                                  adopted by the
                                                  general
                                                  shareholders
                                                  meeting held on
                                                  12/4/2006           Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Approval of the
                                                  amendments of
                                                  Article 32 of
                                                  the corporate
                                                  bylaws(limitation
Enesa S. A.        ELE    29258N107    03/20/07   of voting rights)   Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Approval of the
                                                  amendment of
                                                  articles 37 of
                                                  the corporate
                                                  bylaws(number of
                                                  classes of
                                                  Directors)          Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Approval of the
                                                  amendment of
                                                  article 38 of
                                                  the corporate
                                                  bylaws(term of
                                                  office of
                                                  Director)           Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Approval of the
                                                  amendment of
                                                  article 42 of the
                                                  corporate bylaws
                                                  (incompatabilities
                                                  of Directors)       Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Approval of the
                                                  authorization to
                                                  the Board of
                                                  Directors for
                                                  the execution
                                                  and implementation
                                                  of the resolutions
                                                  adopted at the
                                                  general meeting,
                                                  as well as to
                                                  substitute the
                                                  authorities it
                                                  receives from
                                                  the general
                                                  meeting and
                                                  granting of
                                                  authorities for
                                                  processing the
                                                  said resloutions
                                                  as a public
                                                  instrument all
                                                  as more fully
                                                  described in the
                                                  proxy statement     Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Directors recommend
                                                  a vote
Newmont Mining                                    for election of
Corp               NEM    651639106    04/24/07   all nominees        Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Ratify
                                                  appointment of
                                                  independent
                                                  auditors            Issuer     Yes     For        For
                                                  Stockholder
                                                  proposal
                                                  regarding
                                                  Newmont's
                                                  Indonesian
                                                  operations if
                                                  introduced at      Security
                                                  the meeting         holder     Yes     For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Stockholder
                                                  proposal
                                                  regarding a
                                                  report to
                                                  stockholders
                                                  regarding
                                                  Newmont's
                                                  policies and
                                                  practices in
                                                  communities
                                                  around its
                                                  operations, if
                                                  introduced at      Security
                                                  the meeting         holder     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Stockholder
                                                  proposal
                                                  regarding
                                                  independent        Security
                                                  board chairman      holder     Yes   Against      For
-----------------------------------------------------------------------------------------------------------------------------------
Barrick Gold                                      Vote for all
Corp               ABX     67901108    05/02/07   nominees            Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Resolution
                                                  approving the
                                                  appointment of
                                                  PriceWaterHouseCoop
                                                  as the auditors
                                                  of Barrick and
                                                  authorizing the
                                                  Directors to fix
                                                  their
                                                  remuenration        Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Special
                                                  resolution
                                                  approving the
                                                  amendment of the
                                                  stock option
                                                  plan of Barrick
                                                  as set out in
                                                  the acompanying
                                                  management proxy
                                                  circular            Issuer     Yes   Against    Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Directors
                                                  recommend a vote
Agnico Eagle       AEM    008474108    04/27/07   for all nominees    Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Appointment of
                                                  Ernst & Young as
                                                  auditors            Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Resolution
                                                  approving
                                                  amendment of the
                                                  corporations'
                                                  stock option plan   Issuer     Yes   Against    Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                  A special
                                                  resolution
                                                  authorizing and
                                                  empowering the
                                                  Directors to
                                                  dermine the
                                                  number of
                                                  Directors for the
                                                  company within
                                                  the minimum and
                                                  mximum number
                                                  set forth in the
                                                  articles and the
                                                  number of
                                                  Directors of the
                                                  company to be
                                                  elected at the
                                                  annual meeting
                                                  of shareholders
                                                  of the company,
                                                  as more
                                                  particularly
                                                  described in the
                                                  accompanying
                                                  management
                                                  information
Goldcorp           GG     380956409    05/02/07   circular            Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  In respect of
                                                  the appointment
                                                  of Deloitte &
                                                  Touche as
                                                  accountants,
                                                  auditors and
                                                  authorizing the
                                                  Directors to fix
                                                  their
                                                  remuneration        Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  A resolution
                                                  approving an
                                                  amendment to the
                                                  company's 2005
                                                  stock option
                                                  plan as more
                                                  particularly
                                                  described in the
                                                  accompanying
                                                  management
                                                  information
                                                  circular            Issuer     Yes   Against    Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Adoption of the
                                                  Directors'
Randgold                                          report and
resources         gold    752344309    04/30/07   accounts            Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Election of all
                                                  nominees            Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Adoption of the
                                                  report of the
                                                  remuneration
                                                  committee           Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Approve the fees
                                                  payable to
                                                  Directors           Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Appoint BDO STOY
                                                  HAYWARD  as
                                                  auditors of the
                                                  company for the
                                                  year ending
                                                  12/31/07            Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Adoptionof
AngloGold                                         financial
Ashanti Limited    AEM    008474108    05/04/07   statements          Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Election of all
                                                  nominees            Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Placement of
                                                  shares under the
                                                  control of the
                                                  Directors           Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Issuing of
                                                  shares for cash     Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Increase in
                                                  Directors'
                                                  remuneration        Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Acquisition of
                                                  company's own
                                                  shares              Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Directors
                                                  recommend
Stillwater                                        election of all
Mining             SWC    86074Q102    05/03/07   nominees            Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  To approve
                                                  performance
                                                  goals with
                                                  respect to the
                                                  company's 2004
                                                  equity incentive
                                                  plan for
                                                  purposes of
                                                  granting awards
                                                  intended to
                                                  comply with
                                                  section 162(M)
                                                  of the internal
                                                  revenue code        Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  To ratify the
                                                  appointment of
                                                  KPMG as the
                                                  company's
                                                  independent
                                                  registered
                                                  accounting firm
                                                  for 2007            Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Approval of the
                                                  annual accounts
                                                  and of the
                                                  management
                                                  report of the
                                                  company and its
                                                  consolidated
                                                  group for the
                                                  fiscal year
Endesa             ELE    29258N107    06/20/07   ending 12/31/2006   Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Approval to
                                                  apply fiscal
                                                  year earnings
                                                  and dividend
                                                  distribution        Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Approval to
                                                  appoint the
                                                  auditor for the
                                                  company and its
                                                  consolidated
                                                  group               Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Authorization
                                                  for the company
                                                  and its
                                                  subsidiaries to
                                                  be able to
                                                  acquire treasury
                                                  stock in
                                                  accordance with
                                                  the provisions
                                                  of article 75       Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Approval to set
                                                  at ten the
                                                  number of
                                                  members of the
                                                  board of
                                                  Directors in
                                                  accordance with
                                                  the provisions
                                                  of article 37 of
                                                  the corporate by
                                                  law                 Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Approval of the
                                                  appointment of a
                                                  company Director    Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Approval of the
                                                  appointment of a
                                                  company Director    Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Authorization to
                                                  the Board of
                                                  Directors for
                                                  the execution
                                                  and implementation
                                                  fo the resolutions
                                                  adopted by the
                                                  general meeting     Issuer     Yes     For        For
-----------------------------------------------------------------------------------------------------------------------------------

================================================================================
                  NAME OF FUND: HUSSMAN STRATEGIC GROWTH FUND
================================================================================

     For shareholder meetings held from July 1, 2006 through June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       How
                                                                                       did
                                                                                       the
                                                                                       Fund
                                                                      Proposed         Cast
                                                                        by             its       Did the
                                                         Brief        Issuer    Did    Vote?    Fund vote
                                       Shareholder  Identification      or      the    For,       For or
                 Ticker                 Meeting      of the Matter    Security  Fund   Against,   Against
  Issuer Name    Symbol      CUSIP        Date         Voted On       Holder?   Vote?  Abstain  Management?
------------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of
                                                   proposal to
                                                   effect a
                                                   two-for-one
                                                   stock split of
                                                   the company's
                                                   common shares as
                                                   described in the
                                                   proxy statement
                                                   of the company
Garmin Ltd.       GRMN     G37260109    07/21/06   dated 6/8/2006     Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
BEA Systems Inc   BEAS     073325102    07/19/06   for all nominees   Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   adoption of the
                                                   BEA systems, Inc
                                                   2006 stock
                                                   incentive plan
                                                   in replacement
                                                   of the company's
                                                   1997 stock
                                                   incentive plan
                                                   and the
                                                   company's 2000
                                                   non-qualified
                                                   stock incentive
                                                   plan               Issuer    Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify and
                                                   approve the BEA
                                                   Systems, Inc
                                                   senior executive
                                                   bonus plan in
                                                   conformity with
                                                   the requirements
                                                   of section
                                                   162(M) of the
                                                   internal revenue
                                                   codle of 1986,
                                                   as amended         Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify and
                                                   approve the
                                                   appointment of
                                                   Ernst & Young as
                                                   the indpendent
                                                   registered
                                                   public
                                                   accounting firm
                                                   for the company
                                                   for the fiscal
                                                   year ending
                                                   1/31/2007          Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal
                                                   regrding
                                                   stockholder        Security
                                                   proposal protocol  holder    Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal
                                                   regarding repeal
                                                   of the
                                                   classified Board   Security
                                                   of Directors       holder    Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   approve the
                                                   issuance of up
                                                   to a maximum of
                                                   5,212,286 shares
                                                   of nanometrics
                                                   common stock in
                                                   connection with
                                                   the merger with
                                                   Accent Optical
                                                   Technologies,
                                                   Inc and  the
                                                   other principal
                                                   terms of the
Nanometrics Inc   NANO     630077105    07/21/06   merger             Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
McKesson                                           for election of
Corporation        MCK     58155Q103    07/26/06   all nominees       Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratifying the
                                                   appointment of
                                                   Deloitte &
                                                   Touche as the
                                                   company's
                                                   independent
                                                   registered
                                                   public
                                                   accounting firm    Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal
                                                   relating to the
                                                   annual election    Security
                                                   of Directors       holder    Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Reports and
BT Group           BT      05577E101    07/12/06   accounts           Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Remuneration
                                                   report             Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Final Dividend     Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Elect all
                                                   nominees           Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Reappointmnet of
                                                   auditors           Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Remuneration of
                                                   auditors           Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority to
                                                   allot shares       Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority to
                                                   allot shares for
                                                   cash special
                                                   resolution         Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority to
                                                   purchase own
                                                   shares special
                                                   resolution         Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority for
                                                   political
                                                   donations          Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approve issuance
                                                   of AT&T
                                                   commonshares
                                                   required to be
                                                   issued pursuant
                                                   to the merger
                                                   agreemnt, dated
                                                   as of 3/4/2006
                                                   by and among
                                                   Bellsouth
                                                   Corporation,
                                                   AT&T Inc and ABC
                                                   Consolidation
                                                   corp as it may
AT&T Inc            T      00206R102    07/21/06   be amended         Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Dell Inc          DELL     24702R101    07/21/06   all nominees       Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   indpendent
                                                   auditor            Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   SH1- Global
                                                   human rights       Security
                                                   standard           holder    Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   SH2 'Declaration   Security
                                                   of dividend        holder    Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Honda              HMC     438128308    06/23/06   for all nominees   Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of
                                                   propsal for
                                                   appropriation of
                                                   retained
                                                   earnings for the
                                                   82nd fiscal year   Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Partial
                                                   amendments to
                                                   the articles of
                                                   incorporation      Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Payment of bonus
                                                   to Directors and
                                                   coprorate
                                                   auditors for the
                                                   82nd fiscal year   Issuer    Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Presentation of
                                                   retirement
                                                   allowance to
                                                   retiring
                                                   Director for his
                                                   respective
                                                   services           Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   reocmmend a vote
Steris                                             for election of
Corporation        STE     859152100    07/26/06   all nominees       Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   Steris
                                                   Corporation 2006
                                                   long-term equity
                                                   incentive plan     Issuer    Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratifying the
                                                   appointment of
                                                   Ernst & Young as
                                                   the company's
                                                   indpendent
                                                   registered
                                                   public
                                                   accounting firm
                                                   for the fiscal
                                                   year ending
                                                   3/31/2007          Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for eleciton of
Tivo Inc          TIVO     888706108    08/02/06   all nominees       Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the
                                                   selection of
                                                   KPMG as the
                                                   company's
                                                   independent
                                                   auditors for the
                                                   fiscal year
                                                   ending 1/31/2007   Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Nanophase                                          for election of
Technologies      NANX     630079101    07/24/06   all nominees       Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   amend the
                                                   company's
                                                   certificate of
                                                   incorporation to
                                                   increase the
                                                   number of
                                                   authorized
                                                   shares to
                                                   30,000,000         Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   amend the
                                                   company's 2004
                                                   equity
                                                   compensation plan  Issuer    Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Accelrys, Inc     ACCL     00430U103    08/04/06   all nominees       Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the
                                                   appointment of
                                                   Ernst & Young as
                                                   our independent
                                                   registered
                                                   public
                                                   accounitng firm
                                                   for the fiscal
                                                   year ending
                                                   3/31/2007          Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
American                                           recommend a vote
Superconductor                                     for election of
Corp              AMSC     030111108    07/27/06   all nominees       Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve an
                                                   amendment to the
                                                   company's second
                                                   amended and
                                                   restated 1997
                                                   Director stock
                                                   option plan to
                                                   change the
                                                   annual equity
                                                   award to each
                                                   non-employee
                                                   Director from
                                                   the grant of a
                                                   stock option for
                                                   10,000 shares of
                                                   common stock to
                                                   an award of
                                                   5,000 shares of
                                                   common stock       Issuer    Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the
                                                   selection by the
                                                   audit committee
                                                   of the Board of
                                                   Directors of
                                                   PriceWaterHouseCoop
                                                   as the company's
                                                   registered
                                                   public
                                                   accounting firm
                                                   for the current
                                                   fiscal year        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Computer                                           for eleciton of
Sciences Corp      CSC     205363104    07/31/06   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of 2006
                                                   non-employee
                                                   Director
                                                   incentive plan     Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the
                                                   appointment of
                                                   indpendent
                                                   auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal
                                                   regarding board    Security
                                                   inclusiveness      holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Microchip                                          for election of
Technology        MCHP     595017104    08/18/06   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   approve an
                                                   amendment to our
                                                   2004 equity
                                                   incentive plan
                                                   that will remove
                                                   the 30%
                                                   limitation on
                                                   the number of
                                                   shares that can
                                                   be granted as
                                                   restricted
                                                   stocks units so
                                                   that we can
                                                   continue
                                                   granting
                                                   restricted
                                                   stock  units
                                                   instead of stock
                                                   options as our
                                                   primary equity
                                                   compensation
                                                   incentive          Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   approve an
                                                   executive
                                                   management
                                                   incentive
                                                   compensation
                                                   plan to replace
                                                   our existing
                                                   plan as it
                                                   applies to
                                                   executive
                                                   officers in
                                                   order to enhance
                                                   our abilty to
                                                   obtain tax
                                                   deductions for
                                                   performance
                                                   based
                                                   compensation
                                                   under 162(M) of
                                                   the internal
                                                   revenue code of
                                                   1986 as amended    Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   ratify the
                                                   appointment of
                                                   Ernst & Young as
                                                   the independent
                                                   registered
                                                   public
                                                   accounting firm
                                                   of Microchip fo
                                                   the fiscal year
                                                   ending 3/31/2007   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Heinz Co           HNZ     423074103    08/16/06   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   independent
                                                   registered
                                                   public
                                                   accounting firm    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of
                                                   Directors other
Check Point                                        than outside
Software          CHKP     M22465104    07/31/06   Directors          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of
                                                   Outside Directors  Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To authorize Gil
                                                   Shwed to
                                                   continue serving
                                                   as chairman of
                                                   our Board of
                                                   Directors and
                                                   our Chief
                                                   executive
                                                   officer for up
                                                   to three years
                                                   following the
                                                   meeting            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the
                                                   appointment and
                                                   compensation of
                                                   Check Point's
                                                   independent
                                                   Public
                                                   accountants        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To amend our
                                                   articles of
                                                   association to
                                                   permit
                                                   electronic voting  Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve
                                                   compensation to
                                                   certain
                                                   executive
                                                   officers who are
                                                   also board
                                                   members            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Please indicate
                                                   whether or not
                                                   you have a
                                                   personal
                                                   interest in
                                                   proposal 6.
                                                   Mark "For"=yes
                                                   or "Against"=no    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Q Logic Corp      QLGC     747277101    08/24/06   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of an
                                                   amendment to the
                                                   Qlogic
                                                   corporation 2005
                                                   performance
                                                   incentive plan     Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   appointment of
                                                   KPMG as
                                                   indpendent
                                                   auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Medtronic          MDT     585055106    08/24/06   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the
                                                   appointment of
                                                   PriceWaterHouseCoop
                                                   as Medtronic's
                                                   independent
                                                   registered
                                                   public
                                                   accounting firm    Issuers    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To consider and
                                                   vote upon a
                                                   shareholder
                                                   proposal
                                                   entitled
                                                   "Director
                                                   Election
                                                   Majority Vote
                                                   standard           Security
                                                   proposal"          holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Smithfield                                         for election of
Foods Inc          SFD     832248108    08/30/06   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   approve the
                                                   performance
                                                   award component
                                                   of the
                                                   Smithfield Foods
                                                   Inc 1998 Stock
                                                   incenitve plan
                                                   as amended         Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   ratify the
                                                   selection of
                                                   Ernst & Young as
                                                   the company's
                                                   indpendent
                                                   auditors for the
                                                   fiscal year
                                                   ending 4/29/2007   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   propsal regrding
                                                   a sustainability   Security
                                                   report             holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   regarding animal   Security
                                                   welfare            holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   regrding long      Security
                                                   term compensation  holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Symantec Corp     SYMC     871503108    09/13/06   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   amendment and
                                                   restatement of
                                                   the 2004 equity
                                                   incentive plan,
                                                   including an
                                                   increase of
                                                   40,000,000 in
                                                   the number of
                                                   shares reserved
                                                   for issuance
                                                   under the plan,
                                                   the modification
                                                   of the share
                                                   pool available
                                                   under the plan
                                                   to reflect a
                                                   ration based
                                                   pool, all as
                                                   more fully
                                                   described in the
                                                   proxy statement    Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratfiy the
                                                   selection of
                                                   KPMG as
                                                   Symantec's
                                                   indpeendent
                                                   registered
                                                   Public
                                                   accounting firm
                                                   for the 2007
                                                   fiscal year        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for eleciton of
Nike Inc           NKE     654106103    09/18/06   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   regarding
                                                   charitable         Security
                                                   contributions      holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   ratify the
                                                   appointment of
                                                   Pricewaterhousecoop
                                                   as independent
                                                   registered
                                                   public
                                                   accounting firm    Issuers    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Del Monte Foods    DLM     24522P103    09/21/06   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the
                                                   appointment of
                                                   KPMG as
                                                   independent
                                                   registered
                                                   Public
                                                   Accounting firm,
                                                   as Del Monte
                                                   Foods Company's
                                                   indpendent
                                                   auditors for its
                                                   fiscal year
                                                   ending 4/29/2007   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Worthington                                        for eleciton of
Industries Inc     WOR     981811102    09/27/06   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   Worthington
                                                   Industries, Inc.
                                                   2006 equity
                                                   incentive plan
                                                   for non-employee
                                                   Directors          Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   the selection of
                                                   KPMG as
                                                   independent
                                                   registered
                                                   Public
                                                   Accounting firm
                                                   of the company
                                                   for the fiscal
                                                   year ending May
                                                   31, 2007           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
Flextronics                                        recommend a vote
International     FLEX     Y2573F102    10/04/06   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To re-appoint
                                                   Deloitte &
                                                   Touche as
                                                   independent
                                                   auditors and to
                                                   authorize the
                                                   Board of
                                                   Directors to fix
                                                   their
                                                   remuneration       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   authorization
                                                   for the
                                                   Directors of the
                                                   company to allot
                                                   and issue
                                                   ordinary shares    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve
                                                   authorization to
                                                   provide Director
                                                   cash
                                                   compensation and
                                                   additonal cash
                                                   compensation for
                                                   Chairman of
                                                   audit committee    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   company's
                                                   amended and
                                                   restated
                                                   articles of
                                                   association        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approve the
                                                   renewal of the
                                                   share purchase
                                                   mandate relating
                                                   to acquisitions
                                                   by the company
                                                   of its own
                                                   issued ordinary
                                                   shares             Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Amendment to
                                                   2001 equity
                                                   incentive plan
                                                   to eliminate two
                                                   million share
                                                   sub-limit on
                                                   issued and
                                                   outstanding
                                                   share bonus
                                                   awards             Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Amendment to
                                                   2001 equity
                                                   incentive plan
                                                   providing the
                                                   automatic option
                                                   grant to
                                                   non-employee
                                                   Directors will
                                                   not be pro-rated   Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approve an
                                                   amendment to the
                                                   company's 2001
                                                   equtiy incentive
                                                   plan to increase
                                                   the number of
                                                   shares reserved
                                                   for issuance       Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
RPM                                                Directors
International                                      recommend a vote
Inc                RPM     749685103    10/5/06    for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approve and
                                                   adopt the RPM
                                                   international
                                                   Inc 2007
                                                   restricted stock
                                                   plan               Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approve and
                                                   adopt the RPM
                                                   International
                                                   Inc 2007
                                                   incentive
                                                   compensation plan  Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Scholastic                                         for election of
Corporation       SCHL     807066105    09/20/06   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
The Procter &                                      for election of
Gamble Co          PG      742718109    10/10/06   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approve
                                                   amendment to the
                                                   code of
                                                   regulations to
                                                   decrease the
                                                   authorized
                                                   number of
                                                   Directors on the
                                                   Board              Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify
                                                   appointment of
                                                   the independent
                                                   registered
                                                   public
                                                   accounting firm    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Reapprove and
                                                   amend the
                                                   material terms
                                                   of the
                                                   performance
                                                   criteria under
                                                   the Procter &
                                                   Gamble 2001
                                                   stock and
                                                   incentive
                                                   compensation plan  Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal-award
                                                   no future stock    Security
                                                   options            holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
Omnivision                                         recommend a vote
Technologies      OVTI     682128103    09/28/06   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   PriceWaterHouseCoop
                                                   as the company's
                                                   independent
                                                   registered
                                                   Public
                                                   accounting firm
                                                   for the fiscal
                                                   year ending
                                                   4/30/2007          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   remuneration of
                                                   Mr. Eli Hurvitz
                                                   in his capacity
                                                   as chaiman of
                                                   the Board of
                                                   Teva, in an
                                                   amount of the
                                                   NIS equivalent
                                                   of $300,000 per
                                                   annum plus vat,
                                                   to be adjusted
                                                   by the increase
                                                   of the Israeli
                                                   consumer price
                                                   index, together
                                                   with an office
                                                   and secretarial
                                                   and car
                                                   services, such
                                                   remuneration is
Teva                                               to be effective
Pharmaceutical                                     as of July 3,
Industries        TEVA     881624209    10/05/06   2006               Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   remuneration of
                                                   Dr. Phillip
                                                   Frost in his
                                                   capacity as vice
                                                   chairman of the
                                                   Borad of Teva
                                                   and chairman of
                                                   the Board's
                                                   science and
                                                   technology
                                                   committee in an
                                                   amount of the
                                                   NIS equivalent
                                                   of $275,000 per
                                                   annum plas vat,
                                                   to be adjusted
                                                   by the increase
                                                   of the Israeli
                                                   consumer price
                                                   index. Such
                                                   remuneration is
                                                   to effective as
                                                   of July 3, 2006    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Nanometrics Inc   Nano     630077105    09/28/06   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   approve the
                                                   reincorporation
                                                   of the company
                                                   under the laws
                                                   of the state of
                                                   Delaware thorugh
                                                   a merger with
                                                   Big League
                                                   Merger
                                                   Corporation, a
                                                   wholly-owned
                                                   subsidiary of
                                                   the company        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Please complete
                                                   either this item
                                                   or the
                                                   individual
                                                   proposals below
                                                   but not both.
                                                   You may vote on
                                                   all proposals to
                                                   approve the
                                                   governance and
                                                   other provisions
                                                   in the
                                                   certificate of
                                                   incorporation
                                                   and bylaws of
                                                   the company to
                                                   be contingent
                                                   and effective
                                                   upon the
                                                   completion of
                                                   the
                                                   reincorporation
                                                   merger by
                                                   marking the
                                                   voting boxes
                                                   below              Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   approve a
                                                   provision
                                                   limiting the
                                                   company's
                                                   stockholders'
                                                   right to call
                                                   special meetings
                                                   of stockholders    Issuer
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal  to
                                                   approve a
                                                   provision
                                                   limiting the
                                                   company's
                                                   stockholders'
                                                   ability to act
                                                   by written
                                                   consent            Issuer
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve a
                                                   provision
                                                   requiring a
                                                   super-majority
                                                   vote of the
                                                   stockholders to
                                                   amend certain
                                                   provisions of
                                                   its certificate    Issuer
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   approve a
                                                   provison
                                                   requiring a
                                                   super-majority
                                                   vote of the
                                                   stockholders to
                                                   amend certain
                                                   provisons of the
                                                   bylaws             Issuer
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   approve a
                                                   provision
                                                   limiting the
                                                   company's
                                                   stockholders'
                                                   right to remove
                                                   Directors from
                                                   the Board
                                                   without cause      Issuer
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   approve the
                                                   classification
                                                   of the Board of
                                                   Directors into
                                                   separate classes
                                                   with staggered
                                                   terms              Issuer
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   approve a
                                                   provision
                                                   eliminating
                                                   cumulative
                                                   voting in
                                                   conection with
                                                   the election of
                                                   Directors          Issuer
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   ratify the
                                                   appointment of
                                                   BDO Seidman LLP
                                                   as the company's
                                                   independent
                                                   registered
                                                   public
                                                   accounting firm    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Synaptics Inc     SYNA     87157D109    10/17/06   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   ratify the
                                                   appointment of
                                                   KPMG as
                                                   indpendent
                                                   registered
                                                   public
                                                   accounting firm
                                                   as the
                                                   independent
                                                   auditor of our
                                                   company for the
                                                   fiscal year
                                                   ending 6/30/07     Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Applera Corp                                       for election of
Applied            ABI     038020103    10/19/06   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   the selection of
                                                   PriceWaterHouseCoop
                                                   as indpendent
                                                   registered
                                                   public
                                                   accounting firm
                                                   for the fiscal
                                                   year ending
                                                   6/30/07            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of
                                                   amendments to
                                                   the Applera
                                                   corporation
                                                   restated
                                                   certificate of
                                                   incorporation      Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of
                                                   amendments to
                                                   the Applera
                                                   corporation/applied
                                                   biosystems group
                                                   amended and
                                                   restated 1999
                                                   stock incentive
                                                   plan               Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of
                                                   amendments to
                                                   the Applera
                                                   corporation/celera
                                                   genomics group
                                                   amended and
                                                   restated 1999
                                                   stock incentive
                                                   plan               Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Cisco Systems,                                     for election of
Inc               CSCO     17275R102    11/15/06   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the
                                                   appointment of
                                                   PriceWaterHouseCoop
                                                   as Cisco's
                                                   independent
                                                   registered
                                                   public
                                                   accounting firm
                                                   for the f/y
                                                   ending 7/28/2007   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal
                                                   submitted by a
                                                   shareholder
                                                   urging the Board
                                                   of Directors to
                                                   adopt a policy
                                                   that a
                                                   significant
                                                   poriton of
                                                   futures equity
                                                   compensation
                                                   grants to Senior
                                                   executives shall
                                                   be shares of
                                                   stock that
                                                   require the
                                                   achievement of
                                                   performance
                                                   goals as a
                                                   prerequistie to
                                                   vesting, as set
                                                   forth in the
                                                   accompanying       Security
                                                   proxy statement    holder     Yes    Abstain  Abstain
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal
                                                   submitted by
                                                   shareholders
                                                   requesting the
                                                   Board's
                                                   compensation
                                                   committee
                                                   initiate a
                                                   review of
                                                   Cisco's
                                                   executive
                                                   compensation
                                                   policies and to
                                                   make available,
                                                   upon request, a
                                                   report of that
                                                   review by
                                                   January 1, 2007
                                                   as set forth in
                                                   the accompanying   Security
                                                   proxy statement    holder     Yes    Abstain  Abstain
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal
                                                   submitted by
                                                   shareholders
                                                   requesting the
                                                   board to publish
                                                   a report to
                                                   shareholders
                                                   within six
                                                   months providing
                                                   a summarized
                                                   listing and
                                                   assessment of
                                                   concrete steps
                                                   Cisco could
                                                   reasonably take
                                                   to reduce the
                                                   likelihood that
                                                   its business
                                                   practices might
                                                   enable or
                                                   encourage the
                                                   violation of
                                                   Human rights, as
                                                   set forth in the
                                                   accompanying       Security
                                                   proxy statement    holder     Yes    Abstain  Abstain
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Vote for all
Clorox Co          CLX     189054109    11/15/06   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   ratify the
                                                   selection of
                                                   Ernst & Young as
                                                   the independent
                                                   registered
                                                   Public
                                                   Accounting firm
                                                   for the fiscal
                                                   year ending
                                                   6/30/2007          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Microsoft Corp    MSFT     594918104    11/14/06   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   the selection of
                                                   Deloitte &
                                                   Touche as the
                                                   company's
                                                   independent
                                                   auditor            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal on
                                                   restriction on
                                                   selling products
                                                   and services to
                                                   foreign            Security
                                                   governments        holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal on
                                                   sexual
                                                   orientation in
                                                   equal employment
                                                   opportunity        Security
                                                   policy             holder     Yes    Abstain  Abstain
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal on
                                                   hiring of proxy    Security
                                                   advisor            holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   agreeement and
                                                   plan of merger,
                                                   dated as of
                                                   7/30/06 among
                                                   Msytems Ltd,
                                                   Sandisk
                                                   corporation and
                                                   project Desert
                                                   Ltd and approval
                                                   of the merger of
                                                   project Desert
                                                   into Msystems
                                                   under the prov
                                                   isons of the
                                                   Israeli
                                                   Companies Law so
                                                   that Mystems
                                                   will become a
                                                   wholly owned
                                                   subsidiary of
Msystems Ltd      FLSH     M7061C100    11/08/06   Sandisk            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   payment to Mr.
                                                   Gurion Meltzer,
                                                   Chirman of the
                                                   Board of
                                                   Directors of
                                                   Msystems since
                                                   September 2006,
                                                   of compensation
                                                   in the amount of
                                                   US$ 10000 per
                                                   month in
                                                   consideration
                                                   for his services
                                                   as Chairman of
                                                   the Board          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   payment to Mr.
                                                   Yossi
                                                   Ben-Shalom, a
                                                   member of the
                                                   Board of
                                                   Directors of
                                                   Msystems who has
                                                   been providing
                                                   consulting
                                                   servies to
                                                   Msystems since
                                                   October 2005, of
                                                   compensation in
                                                   the amount of
                                                   NIS 12,500 per
                                                   month              Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   grant to Mr.
                                                   Yossi
                                                   Ben-Shalom, as
                                                   additonal
                                                   compensation for
                                                   the consulting
                                                   services
                                                   provided by him
                                                   to Msystems of
                                                   options to
                                                   purchase 10,000
                                                   ordinary shares
                                                   of Msystems        Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   payment to Ms
                                                   Sehava Simon, a
                                                   member of the
                                                   Board of
                                                   Directors of
                                                   Msystems of
                                                   compensation in
                                                   the amount of
                                                   US$30,000 for
                                                   such services,
                                                   all as more
                                                   fully described
                                                   in the proxy
                                                   statement          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Cardinal                                           for election of
Health Inc         CAH     14149Y108    11/08/06   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   ratify the
                                                   selection of
                                                   Ernst & Young as
                                                   the company's
                                                   independent
                                                   registered
                                                   public
                                                   accounting firm
                                                   for the fiscal
                                                   year ending June
                                                   30, 2007           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   regarding
                                                   severance          Security
                                                   arrangements       holder     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   regarding
                                                   performance
                                                   based stock        Security
                                                   options            holder     Yes    Abstain  Abstain
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   regarding
                                                   submission of
                                                   the human
                                                   resources and
                                                   compensation
                                                   committee report
                                                   for an annual
                                                   shareholder        Security
                                                   advisory vote      holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Campbell Soup                                      for election of
Company            CPB     134429109    11/16/06   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   appointment of
                                                   the independent
                                                   registered
                                                   public
                                                   accounting firm    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareowner
                                                   proposal on
                                                   sustainability     Security
                                                   report             holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Adoption of
                                                   2005/2006
                                                   audited
                                                   financial
                                                   statements,
                                                   including the
                                                   reports of the
Harmony Gold                                       Directors and
Mining             HMY     413216300    11/10/06   Auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Vote for all
                                                   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To increase and
                                                   fix the
                                                   remuneration of
                                                   non-executive
                                                   Directors          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To grant
                                                   authority for
                                                   share repurchases  Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To authorise the
                                                   implementation
                                                   of the Harmony
                                                   2006 share plan,
                                                   the salient
                                                   features of
                                                   which are set
                                                   out in the
                                                   annexure           Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To place 10% of
                                                   the unissued
                                                   ordinary shares
                                                   of the company
                                                   under Directors'
                                                   control            Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To grant
                                                   authority to the
                                                   Directors to
                                                   allot and issue
                                                   equity
                                                   securities for
                                                   cash up to 5%      Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Adoption of the
                                                   agreement and
                                                   plan of merger
                                                   dated July
                                                   24,2006 by and
                                                   among Hercules
                                                   Holding II, LLC,
                                                   Hercules
                                                   acquisition
                                                   corporation and
                                                   HCA, Inc as
                                                   described in the
HCA                HCA     404119109    11/16/06   proxy statement    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   adjournment of
                                                   the special
                                                   meeting, if
                                                   necessary or
                                                   appropriate, to
                                                   solicit
                                                   additional
                                                   proxies if thre
                                                   are insufficient
                                                   votes at the
                                                   time of the
                                                   meeting to adopt
                                                   the merger
                                                   agreement          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Emulex Corp        ELX     292475209    11/30/06   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification and
                                                   approval of the
                                                   2006 equity
                                                   incentive plan,
                                                   as amended and
                                                   restated
                                                   proposal to
                                                   ratify and
                                                   approve the
                                                   adoption of the
                                                   2005 equity
                                                   incentive plan,
                                                   as amended and
                                                   restated           Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification and
                                                   approval of the
                                                   1997 stock
                                                   option plan for
                                                   non-employee
                                                   Directors, as
                                                   amended and
                                                   restated.
                                                   Proposal to
                                                   ratify and
                                                   approve the
                                                   adoption of the
                                                   1997 stock
                                                   option plan for
                                                   non-emoloyee
                                                   Directors as
                                                   amended and
                                                   restated.          Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   selection of
                                                   KPMG as
                                                   independent
                                                   auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To amend the
                                                   by-laws of the
                                                   company to
                                                   inlcude the
                                                   formation of
                                                   committees and
                                                   other adjusts to
                                                   comply with the
                                                   povisions of the
                                                   Mexican
Fomento                                            Securities
Economico          FMX     344419106    12/07/06   Market Law         Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Appointment of
                                                   delegates to
                                                   execute and
                                                   formalize the
                                                   resolutions
                                                   adopted during
                                                   the meeting        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Minutes of the
                                                   shareholders'
                                                   meeting            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election and/or
                                                   ratification of
                                                   members of the
                                                   Board of
                                                   Directors and
                                                   Secretary and
                                                   their
                                                   alternates;
                                                   qualification of
                                                   their
                                                   independence in
                                                   accordance to
                                                   the Mexican
                                                   Securities
                                                   market law, and
                                                   resolution with
                                                   respect to their
                                                   remuneration       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to form
                                                   committees of
                                                   the Board of
                                                   Directors,
                                                   including the
                                                   audit and
                                                   corporate
                                                   practices
                                                   committees,
                                                   appointmnet of
                                                   the chairman for
                                                   such committees,
                                                   and resolution
                                                   with respect to
                                                   their
                                                   remuneration       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Appointment of
                                                   Delegates to
                                                   execute and
                                                   fomalize the
                                                   resolutions
                                                   adopted during
                                                   the meeting        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Minutes of the
                                                   shareholders'
                                                   meeting                       Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Energizer                                          for election of
Holdings, Inc      ENR     29266R108    01/22/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Amdocs Limited     DOX     G02602103    01/18/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of
                                                   Consolidated
                                                   Financial
                                                   Statements for
                                                   fiscal year 2006   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification and
                                                   approval of
                                                   Ernst & Young
                                                   LLP and
                                                   authorization of
                                                   audit committee
                                                   of Board to fix
                                                   remuneration       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   issuance of
                                                   shares of
                                                   Illumina common
                                                   stock par value
                                                   $0.01 per share,
                                                   in connection
                                                   with the merger
                                                   contemplated by
                                                   the agreement
                                                   and plan of
                                                   merger, dated as
                                                   of Novermber 12,
                                                   2006, by and
                                                   among Illumina,
                                                   Inc., Callisto
                                                   acquisition corp
Illumina Inc      ILMN     452327109    01/26/07   and Solexa, Inc.   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   If necessary, to
                                                   adjourn the
                                                   Illumina special
                                                   meeting to
                                                   solicit
                                                   additional
                                                   proxies if there
                                                   are not
                                                   sufficient votes
                                                   for the
                                                   foregoing
                                                   proposal           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Hormel Foods       HRL     440452100    01/30/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To vote on
                                                   ratification of
                                                   appointment, by
                                                   the audit
                                                   committee of the
                                                   Board of
                                                   Directors, of
                                                   Ernst & Yung as
                                                   independent
                                                   auditors for the
                                                   fiscal year
                                                   which will end
                                                   October 28,2007    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To consider and
                                                   act upon a
                                                   stockholder
                                                   proposal
                                                   requesting that
                                                   the Board of
                                                   Directors of
                                                   Hormel Foods
                                                   corporation
                                                   issue a report
                                                   to Stockholders
                                                   by the end of
                                                   July 2007 on the
                                                   economic
                                                   feasibility of
                                                   Hormel Foods
                                                   phasing in
                                                   controlled
                                                   atmosphere
                                                   killing, if
                                                   presented at the   Security
                                                   meeting            holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
National Fuel                                      for election of
Gas Company        NFG     636180101    02/15/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Appointment of
                                                   PriceWaterHouseCoop
                                                   as the company's
                                                   indpendent
                                                   registered
                                                   Public
                                                   Accounting firm    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   annual at risk
                                                   compensation
                                                   incentive program  Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of
                                                   amendments to
                                                   the 1997 award
                                                   option plan        Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   regarding
                                                   compensation for
                                                   non-employee       Security
                                                   directors          holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of all
Deere & Co         DE      244199105    02/28/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   the appointment
                                                   of Deloitte &
                                                   Touche as the
                                                   independent
                                                   registered
                                                   Public
                                                   Accounting Firm
                                                   for fiscal 2007    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   adopt and
                                                   approve the
                                                   amendment and
                                                   restatement of
                                                   the company's
                                                   amended and
                                                   restated
                                                   certificate of
                                                   incorporation
                                                   and upon such
                                                   matters which
                                                   may properly
                                                   come before the
                                                   meeting or any
                                                   adjournment or
                                                   adjournments
Gamestop                   36467W208    02/07/07   thereof            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Walt Disney                                        for election of
Company            DIS     254687106    03/08/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the
                                                   appointment of
                                                   PriceWaterHouseCoop
                                                   as the company's
                                                   registered
                                                   Public
                                                   Accountants for
                                                   2007               Issuer     Yes    For      For
------------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   amendments to
                                                   the amended and
                                                   restated 2005
                                                   stock incentive
                                                   plan               Issuer           Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   terms of the
                                                   amended and
                                                   restated 2002
                                                   executive
                                                   performance plan   Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   shareholder
                                                   proposal
                                                   relating to        Security
                                                   greenmail          holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   Shareholder
                                                   proposal to
                                                   amend the Bylaws
                                                   relating to
                                                   stockholder        Security
                                                   rights plans       holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Headwaters Inc     HW      42210P102    02/27/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify the
                                                   selection by the
                                                   Board of Ernst &
                                                   Young as the
                                                   independent
                                                   auditors of
                                                   Headwaters for
                                                   fiscal 2007        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   annual report,
                                                   the financial
                                                   statements of
                                                   Novartis AG and
                                                   the group
                                                   consolidated
                                                   financial
                                                   statements for
Novartis           NVS     66987V109    03/06/07   the year 2006      Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   activities of
                                                   the Board of
                                                   Directors          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Appropriation of
                                                   available
                                                   earnings of
                                                   Novartis AG as
                                                   per balance
                                                   sheet and
                                                   declaration of
                                                   dividend           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election to
                                                   board of all
                                                   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Appointment of
                                                   the auditors and
                                                   the group
                                                   auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Votes regarding
                                                   additional
                                                   and/or
                                                   counter-proposals
                                                   at the AGM of
                                                   Novarties AG       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of
                                                   balance sheet,
                                                   income statement
                                                   and the
                                                   statement of
                                                   appropriation of
                                                   retained
                                                   earnings for the
Posco              PKX     693483109    02/23/07   39th fiscal year   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Partial amendments
                                                   to articles of
                                                   incorporation;
                                                   introduction of
                                                   new businesses     Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Partial
                                                   amendments to
                                                   articles of
                                                   incorporation:
                                                   amendment to
                                                   rules for
                                                   issuance of new
                                                   shares,CB, and BW  Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Partial
                                                   amendments to
                                                   articles of
                                                   incorporation:
                                                   supplement to
                                                   existing cumulative
                                                   voting rules       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of all
                                                   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of
                                                   limits of total
                                                   remuneration for
                                                   Directors          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Dividend from
Canon Inc          CAJ     138006309    03/29/07   surplus            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Partial
                                                   amendment to the
                                                   articles of
                                                   incorporation      Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of
                                                   twenty-seven
                                                   Directors          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of one
                                                   corporate auditor  Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Grant of
                                                   retirement
                                                   allowance to
                                                   Directors to be
                                                   retired            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Grant of bonus
                                                   to Directors       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Vote for all
Morgan Stanley     MS      617446448    04/10/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the
                                                   appointment of
                                                   Deloitte&Touche
                                                   as independent
                                                   auditor            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   2007 equity
                                                   incentive
                                                   compensation plan  Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   regarding simple   Security
                                                   majority voting    holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   regarding
                                                   executive
                                                   compensation       Security
                                                   advisory vote      holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Pfizer Inc         PFE     717081103    04/26/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   ratify the
                                                   selection of
                                                   KPMG as
                                                   indpendent
                                                   registered
                                                   public
                                                   accounting firm
                                                   for 2007           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   relating to        Security
                                                   cumulative voting  holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   requesting a
                                                   report on the
                                                   rationale for
                                                   exporting animal   Security
                                                   experimentation    holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   requesting a
                                                   report on the
                                                   feasibility of
                                                   amending
                                                   Pfizers's
                                                   corporate policy
                                                   on laboratory
                                                   animal care and    Security
                                                   use                holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   relating to
                                                   qualifications
                                                   for Director       Security
                                                   nominees           holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Brocade                                            for election of
Communications    BRCD     111621108    04/19/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To amend
                                                   Brocade's
                                                   amended and
                                                   restated
                                                   cetificate of
                                                   incorporation to
                                                   effect a 1 for
                                                   100 reverse
                                                   stock split
                                                   immediatedly
                                                   followed by a
                                                   100 for 1
                                                   forward stock
                                                   split of
                                                   Brocades' common
                                                   stock              Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   appointment of
                                                   KPMG as
                                                   independent
                                                   auditors of
                                                   Brocade
                                                   communications
                                                   systems, Inc for
                                                   the fiscal year
                                                   ending 10/27/2007  Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Management
                                                   report,
                                                   financial
                                                   statements and
                                                   audit
                                                   committee's
Petroleo                                           opinion for the
Brasileiro         PBR     71654V408    04/02/07   fiscal year 2006   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Capital
                                                   expenditure
                                                   budget for the
                                                   fiscal year 2007   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Distribution of
                                                   results for the
                                                   fiscal year 2006   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of
                                                   members of the
                                                   board of
                                                   Directors          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of
                                                   Chairman of the
                                                   Board of
                                                   Directors          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of
                                                   members of the
                                                   fiscal council
                                                   and their
                                                   respective
                                                   substitutes        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Establishment of
                                                   the mangment
                                                   compensation as
                                                   well as their
                                                   participation in
                                                   the profits
                                                   pursuant to
                                                   articles 41 and
                                                   56 of the
                                                   company's bylaws
                                                   as well as of
                                                   members of the
                                                   fiscal council     Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Increase in the
                                                   capital stock
                                                   through the
                                                   incorporation of
                                                   part of the
                                                   revenue reserves
                                                   constituted in
                                                   previous fiscal
                                                   years amounting
                                                   to R$4.380
                                                   million,
                                                   increasing the
                                                   capital stock
                                                   from R$48.264
                                                   milllion to
                                                   R$52.644 million
                                                   without any
                                                   change to the
                                                   number of issued
                                                   shares pursuant
                                                   to article 40,
                                                   item III, of the
                                                   company's bylaws   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Report of the
                                                   Board of
                                                   Directors;
                                                   presentation of
                                                   the financial
                                                   statements of
                                                   Fomento
                                                   Economico
                                                   Mexican S.A.B.
                                                   DE C.V.,all as
                                                   more fully
Fomento                                            described in the
Economico          FMX     344419106    03/29/07   proxy statement    Issuer     Yes
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Report of the
                                                   external auditor
                                                   with respect to
                                                   the compliance
                                                   of tax
                                                   obligations of
                                                   the company        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Application of
                                                   the results for
                                                   the 2006 fiscal
                                                   year, including
                                                   the payment of a
                                                   cash dividend,
                                                   in Mexican
                                                   pesos, all as
                                                   more fully
                                                   described in the
                                                   proxy statement    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Determine the
                                                   maximum amount
                                                   to be used in
                                                   the share
                                                   repurchase
                                                   program in the
                                                   amount of PS
                                                   3,000,000,000.00
                                                   Mexican pesos      Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Divide all the
                                                   series "B" and
                                                   Series "D"
                                                   shares of stock
                                                   outstanding        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of
                                                   members of the
                                                   Board of
                                                   Directors          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to form
                                                   the committees
                                                   of the Board of
                                                   Directors(I)Finance
                                                   and planning,
                                                   (II) audit, and
                                                   (III) corporate
                                                   practices; appointment
                                                   of their respective
                                                   chairperson and
                                                   resolution with
                                                   respect to their
                                                   remuneration       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Appointmnet of
                                                   delegates for
                                                   the
                                                   shareholders'
                                                   meeting            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Minutes of the
                                                   shareholders'
                                                   meeting            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Nokia Corp         NOK     654902204    05/03/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   income statments
                                                   and balance
                                                   sheets             Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of a
                                                   dividend of EUR
                                                   0.43 per share     Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   discharge of the
                                                   chairman, the
                                                   members of the
                                                   Board of
                                                   Directors and
                                                   the President
                                                   from liability     Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   amendments of
                                                   the articles of
                                                   association        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   remuneration to
                                                   be paid to the
                                                   members of the
                                                   Board of
                                                   Directors          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   composition of
                                                   the Board of
                                                   Directors          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   remuenration to
                                                   be paid to the
                                                   auditor            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   re-election of
                                                   PriceWaterHouseCoopers
                                                   as the auditors
                                                   for fiscal year
                                                   2007               Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   grant of stock
                                                   options to
                                                   selected
                                                   personnel          Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   reduction of the
                                                   share issue
                                                   premium            Issuer     Yes    Abstain  Abstain
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   proposal of the
                                                   Board on the
                                                   recording of the
                                                   subscription
                                                   price for shares
                                                   issued based on
                                                   stock options      Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   authorization to
                                                   the board on the
                                                   issuance of
                                                   shares and
                                                   special rights
                                                   entitiling to
                                                   shares             Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Authorization to
                                                   the board to
                                                   repurchase Nokia
                                                   shares             Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Mark the "for"
                                                   box if you wish
                                                   to instruct
                                                   Nokia's legal
                                                   counsels to vote
                                                   in their
                                                   discretion on
                                                   your behalf only
                                                   upon item 15       Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark                                     Election of all
Corp               KMB     494368103    04/26/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of
                                                   auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of
                                                   amended and
                                                   restated
                                                   certificate of
                                                   inocrporation to
                                                   eliminate the
                                                   classifed Board
                                                   of Directors and
                                                   to make certain
                                                   technical changes  Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal
                                                   regarding
                                                   supermajority      Security
                                                   voting             holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal
                                                   regarding
                                                   adoption of
                                                   Global Human
                                                   Rights Standards
                                                   based on
                                                   International      Security
                                                   labor conventions  holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal
                                                   requesting a
                                                   report on the
                                                   feasiblitiy of
                                                   phasing out use
                                                   of Non-FSC         Security
                                                   certified fiber    holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Vote for all
Coca Cola Corp     KO      191216100    04/18/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   the appointment
                                                   of Ernst & Young
                                                   as Independent
                                                   Auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   performance
                                                   incentive plan
                                                   of the Coca-Cola
                                                   Company            Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareowner
                                                   proposal
                                                   regarding
                                                   management         Security
                                                   compensation       holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareowner
                                                   proposal
                                                   regarding an
                                                   advisory vote on
                                                   the compensation   Security
                                                   committee report   holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareowner
                                                   proposal
                                                   regarding
                                                   chemical and
                                                   biological         Security
                                                   testing            holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Sharehowner
                                                   proposal
                                                   regarding study
                                                   and report on
                                                   extraction of      Security
                                                   water in India     holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareowner
                                                   proposal
                                                   regarding          Security
                                                   restricted stock   holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of all
Whirlpool Corp     WHR     963320106    04/17/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   Whirlpool
                                                   corporation 2007
                                                   omnibus stock
                                                   and incentive
                                                   plan               Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   acquisition by
                                                   the company of
                                                   New River
                                                   Pharmaceuticals,
                                                   Inc and approve
                                                   the increase in
                                                   the borrowing
                                                   limits of the
Shire PLC         SHPGY    82481R106    04/16/07   company            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of all
Marathon Oil       MRO     565849106    04/25/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   PriceWaterHouseCoopers
                                                   as independent
                                                   auditor for 2007   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of 2007
                                                   incentive
                                                   compensation plan  Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Board proposal
                                                   to amend the
                                                   restated
                                                   certificate of
                                                   incorporation
                                                   and by laws to
                                                   eliminate the
                                                   supermajority
                                                   vote provision     Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Board proposal
                                                   to amend the
                                                   restated
                                                   certifcate of
                                                   incorporation to
                                                   increase the
                                                   number of
                                                   authorized
                                                   shares of common
                                                   stock              Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of all
Bank of America    BAC     060505104    04/25/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   the independent
                                                   registered
                                                   public
                                                   accounting firm
                                                   for 2007           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal - stock   Security
                                                   options            holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal -
                                                   Number of          Security
                                                   Directors          holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal -
                                                   Independent        Security
                                                   Board Chairman     holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Vote for all
Chevron Corp       CVX     166764100    04/25/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   Independent
                                                   registered
                                                   public
                                                   accounting firm    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   amend Chevron's
                                                   restated
                                                   certificate of
                                                   incorporation to
                                                   repeal the
                                                   supermajoirty
                                                   vote provisions    Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Adopt policy and
                                                   report on human    Security
                                                   rights             holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Adopt goals and
                                                   report on
                                                   greenhouse gas     Security
                                                   emissions          holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Adopt policy and
                                                   report on animal   Security
                                                   welfare            holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Recommend
                                                   amendment to the
                                                   by-laws to
                                                   separate the
                                                   ceo/chairman       Security
                                                   postions           holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Amend the by
                                                   laws regarding
                                                   the stockholder
                                                   rights plan        Security
                                                   policy             holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Report on host
                                                   country
                                                   environmental      Security
                                                   laws               holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
Johnson &                                          recommend a vote
Johnson            JNJ     478160104    04/26/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   appointment of
                                                   PriceWaterHouseCoopers
                                                   as independent
                                                   registered
                                                   public
                                                   accounting firm    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal on
                                                   majority voting
                                                   requirements for   Security
                                                   Director nominees  holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal on
                                                   supplemental       Security
                                                   retirement plan    holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark                                            Election of all
International      LXK     529771107    04/26/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   the appointmnet
                                                   of
                                                   PriceWaterHouseCoopers
                                                   as the company's
                                                   independent
                                                   registered
                                                   publica
                                                   accounting firm
                                                   for the fiscal
                                                   year ending
                                                   12/31/07           Issuers    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
OM Group           OMG     670872100    05/08/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To adopt the
                                                   2007 incentive
                                                   compensation plan  Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To confirm the
                                                   apppointment of
                                                   Ernst & Young as
                                                   our independent
                                                   registered
                                                   public
                                                   accounting firm    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Kraft Foods        KFT     50075N104    04/24/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   the selection of
                                                   independent
                                                   auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Adoption of a
                                                   resolution on
                                                   the
                                                   appropriation of
BASF               BF      055262505    04/26/07   profit             Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Adoption of a
                                                   resolution
                                                   giving formal
                                                   approval to the
                                                   actions of the
                                                   supervisory board  Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Adoption of a
                                                   resolution
                                                   giving formal
                                                   approval to the
                                                   actions of the
                                                   Board of
                                                   Executive
                                                   Directors          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of an
                                                   auditor for the
                                                   fiancial year
                                                   2007               Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Authorization to
                                                   buy back shares
                                                   and to put them
                                                   to further use
                                                   including the
                                                   authorization to
                                                   redeem
                                                   bought-back
                                                   shares and
                                                   reduce capital     Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Conversion of
                                                   BASF
                                                   AKTIENGESELLSCHAFT
                                                   into a European
                                                   company            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Kellogg Company     K      487836108    04/27/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   PriceWaterHouseCoopers
                                                   as independent
                                                   auditor for 2007   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareowner
                                                   proposal to
                                                   prepare a
                                                   sustainability     Security
                                                   report             holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareowner
                                                   proposal to
                                                   enact a majority   Security
                                                   vote requirement   holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Harley                                             for election of
Davidson Inc       HOG     412822108    04/28/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   selection of
                                                   Ernst & Young
                                                   independent
                                                   auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Sigma-Aldrich                                      for election of
Corp              SIAL     826552101    05/01/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   the appointmnet
                                                   of KPMG as the
                                                   company's
                                                   indpendent
                                                   registered
                                                   Public
                                                   Accountants for
                                                   2007               Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Pharmacopeia                                       for election of
Drug              PCOP     7171EP101    05/03/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   the appointment
                                                   of Ernst & Young
                                                   as the company's
                                                   indpendent auditors
                                                   for the period
                                                   commencing 1/1/2007
                                                   -12/31/2007        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   amendment of the
                                                   company's
                                                   amended and
                                                   restated
                                                   certificate of
                                                   incorporation to
                                                   change the name
                                                   of the company
                                                   to "Pharmacopeia,
                                                   Inc."              Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   amended and
                                                   restated 2004
                                                   stock incentive
                                                   plan               Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Temper Pedic                                       for election of
Intl               TPX     88023U101    05/07/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   Ernst & Young as
                                                   independent
                                                   auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Zimmer Holdings    ZMH     98956P102    05/07/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Auditor
                                                   ratification       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Amendment of
                                                   restated
                                                   certificate of
                                                   incorporation to
                                                   require annual
                                                   election of all
                                                   Directors          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal to
                                                   adopt simple
                                                   majority vote      Issuer     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Windstream Corp    WIN     97381W104    05/09/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approve the
                                                   Windstream
                                                   performance
                                                   incentive
                                                   compensaton plan   Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify the
                                                   appointment of
                                                   PricewaterhouseCoopers
                                                   as independent
                                                   Public
                                                   Accounting Firm
                                                   for 2007           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Required equity    Security
                                                   awards to be held  holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Nucor                                              for electionof
Corporation        Nue     670346105    05/10/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify the
                                                   appointmnet of
                                                   PriceWaterHouseCoopers
                                                   as Nucor's
                                                   independent
                                                   registered
                                                   public
                                                   accounting firm
                                                   for the year
                                                   ending 12/31/07    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal
                                                   concerning         Security
                                                   Director Nominees  holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
Liz Claiborne                                      recommend a vote
Inc                LIZ     539320101    05/17/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   the appointment
                                                   of Deloitte &
                                                   Touche as
                                                   independent
                                                   registered
                                                   public
                                                   accounting firm
                                                   for fiscal 2007    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   The stockholder
                                                   proposal as
                                                   described
                                                   concerning
                                                   Director
                                                   nominees&majority  Security
                                                   vote               holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To receive and
                                                   adopt the
                                                   Directors'
                                                   report and the
Glaxo                                              financial
SmithKline         GSK     37733W105    05/23/07   statements         Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   remuneration
                                                   report             Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approve all
                                                   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Re-appointment
                                                   of auditors        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Remuneration of
                                                   auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To authorise the
                                                   company to make
                                                   donations to EU
                                                   political
                                                   organisations
                                                   and incur EU
                                                   political
                                                   expenditure        Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority to
                                                   allot shares       Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Disapplication
                                                   of pre-emption
                                                   rights             Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority for
                                                   the company to
                                                   purchase its own
                                                   shares             Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Amendment of the
                                                   articles of
                                                   association        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Idear Inc          IAR     451663108    04/19/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   Ernst & Young as
                                                   Idearc's
                                                   independent
                                                   registered
                                                   Public
                                                   Accounting firm
                                                   for 2007           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
BP PLC             BP      055622104    04/12/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To receive the
                                                   Directors'
                                                   annual report
                                                   and accounts       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   Directors'
                                                   remuneration
                                                   report             Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To re-appoint
                                                   Ernst & Young as
                                                   auditors and
                                                   authorize the
                                                   board to set
                                                   their
                                                   remuneration       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To give limited
                                                   authority to
                                                   make politcal
                                                   donations and
                                                   incur political
                                                   expenditure        Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To authorize the
                                                   use of
                                                   electronic
                                                   communications     Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Special
                                                   resolution: to
                                                   give limited
                                                   authority for
                                                   the purchase of
                                                   its own shares
                                                   by the company     Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To give
                                                   authority to
                                                   allot shares up
                                                   to a specified
                                                   amount             Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Special
                                                   resolution: To
                                                   give authority
                                                   to allot a
                                                   limited number
                                                   of shares for
                                                   cash free of
                                                   pre-emption
                                                   rights             Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of all
Pepsico            PEP     713448108    05/02/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of
                                                   independent
                                                   registered
                                                   Public
                                                   Accounting Firm    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of 2007
                                                   long term
                                                   incentive plan     Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal -
                                                   charitable         Security
                                                   contributions      holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Kohl's             KSS     500255104    05/02/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify
                                                   appointment of
                                                   Ernst & Young as
                                                   independent
                                                   registered
                                                   Public
                                                   Accounting Firm    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Management
                                                   proposal to
                                                   amend our 2003
                                                   long term
                                                   compensaton plan   Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Management
                                                   proposal to
                                                   approve our
                                                   executive bonus
                                                   plan               Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Management
                                                   propsal to amend
                                                   our articles of
                                                   incorporation to
                                                   allow the Board
                                                   of Directors to
                                                   institute a
                                                   majoirty voting
                                                   requirement fo
                                                   the election of
                                                   Directors          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   propsal to
                                                   iniate the
                                                   appropriate
                                                   process to amend
                                                   our articles of
                                                   incorporation to
                                                   institute a
                                                   majority voting
                                                   requirement for
                                                   the election of    Security
                                                   Directors          holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of all
Eastman Chem       EMN     277432100    05/03/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   appointment of
                                                   PriceWaterHouseCoopers
                                                   as independent
                                                   auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   2007 omnibus
                                                   long term
                                                   compensation plan  Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal to
                                                   establish policy
                                                   limiting
                                                   benefits under
                                                   supplemental
                                                   executive          Security
                                                   retirement plans   holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Verizon            VZ      92343V104    05/03/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   appointment of
                                                   independent
                                                   registered
                                                   public
                                                   accounting firm    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Eliminate stock    Security
                                                   options            holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   approval of
                                                   future severance   Security
                                                   agreements         holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Compensation
                                                   consultant         Security
                                                   disclosure         holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Advisory vote on
                                                   executive          Security
                                                   compensation       holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Limit service on   Security
                                                   outside Boards     holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   approval of
                                                   future poison      Security
                                                   pill               holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Report on
                                                   charitable         Security
                                                   contributions      holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Veeco             VECO     922417100    05/04/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   the appointment
                                                   of Ernst & Young
                                                   as independent
                                                   registered
                                                   public
                                                   accounting firm
                                                   of the company
                                                   for the fiscal
                                                   year ending
                                                   12/31/07           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Valero Energy      VLO     91913Y100    04/26/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify the
                                                   appointment of
                                                   KPMG as Valero's
                                                   independent
                                                   registered
                                                   Public
                                                   Accounting firm
                                                   for 2007           Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Vote on a
                                                   shareholder
                                                   proposal
                                                   entitled
                                                   "Director
                                                   Election
                                                   majority vote      Security
                                                   proposal           holder    Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Vote on a
                                                   shareholder
                                                   proposal
                                                   entitled,"sharehold
                                                   ratification of
                                                   executive
                                                   comepensation      Security
                                                   proposal".         holder     Yes   Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Vote on a
                                                   shareholder
                                                   proposal
                                                   entitled,
                                                   "Supplemental
                                                   executive
                                                   retirement plan    Security
                                                   policy proposal    holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
AT&T                T      00206R102    04/27/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify
                                                   appointment of
                                                   independent
                                                   auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approve the AT &
                                                   T severance
                                                   policy             Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal
                                                   regarding
                                                   political          Security
                                                   contributions      holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal
                                                   regarding bylaws
                                                   for shareholders
                                                   to call special
                                                   shareholder        Security
                                                   meeting            holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal
                                                   regarding
                                                   executive          Security
                                                   compensation       holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal
                                                   regarding
                                                   compensation       Security
                                                   approval           holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal
                                                   regarding SERP     Security
                                                   limitation         holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
Colgate                                            Election of all
Palmolive          CL      191462103    05/03/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify selection
                                                   of
                                                   PriceWaterHouseCoopers
                                                   as independent
                                                   registered
                                                   public
                                                   accounting firm    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   propsal on
                                                   special
                                                   shareholder        Security
                                                   meetings           holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal on
                                                   executive          Security
                                                   compensation       holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To accept 2006
                                                   business report
Taiwan                                             and finacial
Semiconductor      TSM     874039100    05/07/07   statements         Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   proposal for
                                                   distribution of
                                                   2006 profits       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   capitalization
                                                   of 2006
                                                   dividends, 2006
                                                   employee profit
                                                   sharing and
                                                   capital surplus    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve
                                                   revisions to the
                                                   articles of
                                                   incorporation      Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve
                                                   revisons to
                                                   internal
                                                   policies and
                                                   rules as follows
                                                   (1) procedures
                                                   for acquisition
                                                   or disposal of
                                                   assets (2)
                                                   policies and
                                                   procedures for
                                                   financial
                                                   derivatives
                                                   transactions;(3)
                                                   procedures for
                                                   lending funds to
                                                   to other
                                                   parties;(4)
                                                   procedures for
                                                   endorseement and
                                                   guarantee;(5)
                                                   rules of
                                                   election of
                                                   Directors and
                                                   supervisors        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of all
ConocoPhillips     COP     20825C104    05/09/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   appointment of
                                                   Ernst & Young as
                                                   indpendent
                                                   registered
                                                   Public
                                                   Accounting Firm    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Corporate
                                                   political          Security
                                                   contributions      holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Global warming     Security
                                                   renewables         holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Qualification
                                                   for Director       Security
                                                   nominees           holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Drilling in        Security
                                                   Sensitive Areas    holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Report on
                                                   recongniton of     Security
                                                   indigenous rights  holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Community          Security
                                                   accountability     holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for electon of
Oneck Inc          OKE     682680103    05/17/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   A Shareholder
                                                   proposal
                                                   relating to the
                                                   separation of
                                                   the positions of
                                                   Chairman of the
                                                   Board and chief    Security
                                                   executive officer  holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Trimble           TRMB     896239100    05/17/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the
                                                   appointment of
                                                   Ernst & Young as
                                                   the independent
                                                   auditors of the
                                                   company for the
                                                   current fiscal
                                                   year ending Dec
                                                   28,2007            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
Waste                                              Vote for all
Management         WMT     931142103    05/04/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   ratify the
                                                   appointment of
                                                   Ernst & Young as
                                                   the independent
                                                   registered
                                                   public
                                                   accounting firm
                                                   for 2007           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Tribune Co         TRB     896047107    05/09/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   indpendent
                                                   accountants        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   concerning
                                                   Tribune's
                                                   classified Board   Security
                                                   of Directors       holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
Molina                                             recommend a vote
Healthcare         MOH     60855R100    05/09/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
Benchmark                                          recommend a vote
Electronics        BHE    081060H101    05/09/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the
                                                   appointment of
                                                   KPMG as the
                                                   independent
                                                   registered
                                                   public
                                                   accounting firm
                                                   of the company
                                                   for the year
                                                   ending 12/31/07    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
Anadarko                                           recommend a vote
Petroleum          APC     032511107    05/16/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   appointment of
                                                   independent
                                                   accountants        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Vote for all
Biovail            BVF     09067J109    05/16/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Re-appointment
                                                   of Ernst&Young
                                                   as auditors to
                                                   hold office
                                                   until the close
                                                   of the next
                                                   annual meeting
                                                   of common
                                                   shareholders and
                                                   authorization of
                                                   the Board of
                                                   Directors of
                                                   Biovail to fix
                                                   the
                                                   remunerations of
                                                   the auditors       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   The resolution
                                                   in the form set
                                                   out in appendix
                                                   A to the
                                                   accompanying
                                                   mangement proxy
                                                   circular
                                                   approving the
                                                   revisions to the
                                                   amendment
                                                   provisions of
                                                   the 2006 stock
                                                   option plan, the
                                                   2004 stock
                                                   option plan and
                                                   the 1993 stock
                                                   option plan        Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   The resolution
                                                   in the form set
                                                   out in appendix
                                                   B to the
                                                   accompanying
                                                   management proxy
                                                   circular
                                                   approving the
                                                   amendment to the
                                                   2006 stock
                                                   option plan
                                                   providing for
                                                   restricted share
                                                   unit awards        Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Directors
                                                   recommend a vote
Sandisk Corp.     SNDK     80004C101    05/24/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the
                                                   appointment of
                                                   Ernst & Young as
                                                   the company's
                                                   independent
                                                   registered
                                                   public
                                                   accounting firm
                                                   for the f/y
                                                   ending 12/31/07    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To consider a
                                                   stockholder
                                                   proposal
                                                   regarding
                                                   performance        Security
                                                   vesting shares     holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Encore Wire                                        for eleciton of
Corp              WIRE     292562105    05/01/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   ratify the
                                                   appointment of
                                                   Ernst & Young as
                                                   indpendent
                                                   audiotrs of the
                                                   company for the
                                                   fiscal yar
                                                   ending 12/31/07    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To receive the
                                                   Directors' and
                                                   auditors'
                                                   reports and the
                                                   audited accounts
                                                   for the year
Barclays           BCS     06738E204    04/26/07   ended 12/31/2006   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   Directors'
                                                   remuneration
                                                   report for the
                                                   year ended
                                                   12/31/06           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Elect all
                                                   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To reappoint
                                                   PriceWaterHouseCoopers
                                                   as auditors for
                                                   the company        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To authorise the
                                                   Directors to set
                                                   the remuneration
                                                   of the auditors    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To authorise
                                                   Barclays Ban PLC
                                                   to make EU
                                                   political
                                                   donations          Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To renew the
                                                   authority given
                                                   to the Directors
                                                   to allot
                                                   secutires          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To renew the
                                                   authority given
                                                   to the Directors
                                                   to allot
                                                   securities for
                                                   cash other than
                                                   on a pro-rata
                                                   basis to
                                                   shareholders and
                                                   to sell treasury
                                                   shares             Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To renew the
                                                   company's
                                                   authority to
                                                   purchse its own
                                                   shares             Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To adopt new
                                                   Articles of
                                                   Association of
                                                   the company        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
The Pepsi                                          Election of all
Bottling Group     PBG     713409100    05/23/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify the
                                                   appointment of
                                                   Deloitte &
                                                   Touche as the
                                                   company's
                                                   independent
                                                   registered
                                                   public
                                                   accounting firm
                                                   for fiscal year
                                                   2007               Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
Quest                                              recommend a vote
Diagnostics        DGX     74834L100    05/08/07   for all nominees   Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   ratify the
                                                   selection of
                                                   PriceWaterHouseCoopers
                                                   as our
                                                   indpendent
                                                   registered
                                                   public
                                                   accounting firm
                                                   for 2007           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To receive and
                                                   consider the
                                                   audited
                                                   financial
                                                   statements and
                                                   the reports of
China Mobile                                       the Directors
Limited            CHL     16941M109    05/16/07   and auditors       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To declare an
                                                   ordinary final
                                                   dividend for the
                                                   year ended 31
                                                   December 2006      Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To declare a
                                                   special final
                                                   dividend for the
                                                   year ended 31
                                                   December 2006      Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To elect all
                                                   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Re-appoint KPMG
                                                   as auditors and
                                                   to authorize the
                                                   Directors to fix
                                                   their
                                                   remuneration       Issuer    Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To give a
                                                   general mandate
                                                   to the Directors
                                                   to repurchase
                                                   shares in the
                                                   company not
                                                   exceeding 10% of
                                                   the aggregate
                                                   nominal amount
                                                   of the existing
                                                   issued share
                                                   capital            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To give a
                                                   general mandate
                                                   to the Directors
                                                   to issue, allot
                                                   and deal with
                                                   additonal shares
                                                   in the company     Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To extend the
                                                   general mandate
                                                   granted to the
                                                   Directors to
                                                   issue, allot and
                                                   deal with shares
                                                   by the number of
                                                   shares
                                                   repurchased        Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
Exxon Mobil                                        recommend a vote
Corp               XOM     30231G102               for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   independent
                                                   auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Security
                                                   Cumulative voting  holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Special
                                                   shareholder        Security
                                                   meetings           holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Board Chairman     Security
                                                   and CEO            holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Security
                                                   Dividend strategy  holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   advisory vote on
                                                   executive          Security
                                                   compensation       holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   CEO compensation   Security
                                                   decisions          holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Executive
                                                   compensation       Security
                                                   report             holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Executive
                                                   compensation       Security
                                                   limit              holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Incentive pay      Security
                                                   recoupment         holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Political
                                                   contributions      Security
                                                   report             holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Amendment of EEO   Security
                                                   Policy             holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Community
                                                   environmental      Security
                                                   impact             holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Greenhouse gas     Security
                                                   emissions goals    holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   CO2 information    Security
                                                   at the pump        holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Renewable energy   Security
                                                   investment levels  holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Coca-Cola                                          for election of
Enterprises Inc    CCE     191219104    04/24/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   For the approval
                                                   of the 2007
                                                   incentive award
                                                   plan               Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the
                                                   appointment of
                                                   Ernst & Young as
                                                   the coimpany's
                                                   indepndent
                                                   registered
                                                   public
                                                   accounting firm
                                                   for the 2007
                                                   fiscal year        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareowner
                                                   proposal to
                                                   request
                                                   shareowner
                                                   approval of
                                                   certain
                                                   severance          Security
                                                   agreements         holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Rent-A-Center                                      for election of
Inc               RCII    760009N100    05/15/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the
                                                   audit
                                                   committee's
                                                   appointment of
                                                   Grant Thornton,
                                                   LLP registered
                                                   indpendent
                                                   accountants, as
                                                   the company's
                                                   independent
                                                   auditors for the
                                                   fiscal year
                                                   ended 12/31/2007
                                                   as set forth in
                                                   the accompanying
                                                   proxy statement    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Mattel, Inc        MAT     577081102    05/18/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   the selection of
                                                   PriceWaterHouseCoopers
                                                   as Mattel's
                                                   independent
                                                   registered
                                                   public
                                                   accounting firm
                                                   for the year
                                                   ending 12/31/07    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Board adoption
                                                   of Director
                                                   election
                                                   majority voting
                                                   standard and
                                                   stockholder
                                                   approval of
                                                   amendment to the
                                                   certificate of
                                                   incorporation
                                                   eliminating
                                                   cumulative voting  Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   Mattel incentive
                                                   plan and
                                                   material terms
                                                   of its
                                                   performance goals  Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal
                                                   regarding
                                                   compensation of
                                                   the top five
                                                   members of         Security
                                                   management         holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal to
                                                   separate the
                                                   roles of CEO and   Security
                                                   Chairman           holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal
                                                   regarding
                                                   certain reports
                                                   by the Board of    Security
                                                   Directors          holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder
                                                   proposal
                                                   regarding pay
                                                   for superior       Security
                                                   performance        holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Limited Brands     LTD     532716107    05/21/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   the appointment
                                                   of Ernst & Young
                                                   as the company's
                                                   independent
                                                   registered
                                                   public
                                                   accountants        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   company's 2007
                                                   cash incentive
                                                   compensation
                                                   performance plan   Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Declassification   Security
                                                   of the Board       holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
King                                               Directors
Pharmaceuticals,                                   recommend a vote
Inc                KG      495582108    05/16/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of a
                                                   third amended
                                                   and restated
                                                   charter
                                                   providing for
                                                   the annual
                                                   election of
                                                   Directors and
                                                   incorporation
                                                   amendments to
                                                   the second
                                                   amended and
                                                   restated charter
                                                   previously
                                                   approved by
                                                   shareholders       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   PriceWaterHouseCoopers
                                                   as independent
                                                   registered
                                                   public
                                                   accounting firm    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Netgear Inc       NTGR     64111Q104    05/15/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to ratify
                                                   the appointment
                                                   of
                                                   PriceWaterHouse-
                                                   Coopers            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
McDonalds Corp     MCD     580135101    05/24/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   independent
                                                   registered
                                                   public
                                                   accounting firm    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   relating to
                                                   labeling of
                                                   genetically        Security
                                                   modified products  holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   relating to        Security
                                                   labor standards    holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Fiserv Inc        FISV     337738108    05/23/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve an
                                                   amendment to our
                                                   articles of
                                                   incorporation to
                                                   allow our
                                                   by-laws to
                                                   provide for a
                                                   majority voting
                                                   standard for the
                                                   election of
                                                   Directors in
                                                   uncontested
                                                   elections          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   Fiserv, Inc 2007
                                                   Omnibus
                                                   incentive plan     Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the
                                                   selection of
                                                   Deloitte and
                                                   Touche as our
                                                   independent
                                                   registered
                                                   public
                                                   accounting firm
                                                   for 2007           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Gap Inc            GPS     364760108    06/05/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify the
                                                   appointment of
                                                   Deloitte &
                                                   Touche as the
                                                   registered
                                                   public
                                                   accounting firm
                                                   for the fiscal
                                                   year ending
                                                   2/2/08             Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
Pharmaceutical                                     recommend a vote
Product                                            for election of
Development       PPDI     717124101    05/16/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   In their
                                                   discretion, the
                                                   proxies are
                                                   authorized to
                                                   vote upon such
                                                   other matters as
                                                   may properly
                                                   come before the
                                                   meeting            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Adoption of
                                                   annual report
Royal Dutch PLC   RDSA     780259206    05/15/07   and accounts       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of
                                                   remuneration
                                                   report             Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of all
                                                   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Re-appointment
                                                   of auditors        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Renumeration of
                                                   auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority to
                                                   allot shares       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Disapplication
                                                   of pre-emption
                                                   rights             Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority to
                                                   purchase own
                                                   shares             Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority for
                                                   certain
                                                   donations and
                                                   expenditure        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Ambient Corp      ABTG     02318N102    05/24/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   amend the
                                                   company's
                                                   certificate of
                                                   incorporation to
                                                   increase the
                                                   number of shares
                                                   of common stock
                                                   that the company
                                                   is authorized to
                                                   issue to
                                                   750,000,000        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   ratify the
                                                   appointment of
                                                   Rotenberg Meril
                                                   Solomon Bertifer
                                                   & Guttilla as
                                                   the company's
                                                   indpendent
                                                   public
                                                   accountants for
                                                   the fiscal year
                                                   ending 12/31/07    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   individual
                                                   company
                                                   financial
                                                   statements for
Sanofi Aventis                                     the year ended
ADR                SNY     80105N105    05/31/07   12/31/06           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
                                                   consolidated
                                                   financial
                                                   statements for
                                                   the year ended
                                                   12/31/06           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Appropriation of
                                                   profits;
                                                   declaration of
                                                   dividend           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of
                                                   transactions
                                                   covered by the
                                                   Statutory
                                                   Auditors'
                                                   Special Report
                                                   prepared in
                                                   accordance with
                                                   article L225-40
                                                   of the
                                                   commercial code    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Reappointment of
                                                   Director           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Authorization to
                                                   the Board of
                                                   Directors to
                                                   carry out
                                                   transactions in
                                                   shares issued by
                                                   the company        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Delegation to
                                                   the Board of
                                                   Directors of
                                                   authority to
                                                   decide to carry
                                                   out increases in
                                                   the share
                                                   capital by
                                                   issuance with
                                                   preeemptive
                                                   rights
                                                   maintained of
                                                   shares and/or
                                                   securties giving
                                                   access to the
                                                   company's
                                                   capital and/ or
                                                   securities
                                                   giving
                                                   entitlement to
                                                   the allotment of
                                                   debt securities    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Delegation to
                                                   the Board of
                                                   Directors of
                                                   authority to
                                                   decide to carry
                                                   out increases in
                                                   the share
                                                   capital by
                                                   issuance with
                                                   preemptive
                                                   rights waived,
                                                   of shares and/or
                                                   securties giving
                                                   access to the
                                                   company's
                                                   capital and/or
                                                   securities
                                                   giving
                                                   entitlement to
                                                   the allotment of
                                                   debt securities    Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Designation to
                                                   the Board of
                                                   Directors of
                                                   authority to
                                                   decide to carry
                                                   out increases in
                                                   the share
                                                   capital by
                                                   incorporation of
                                                   share premium,
                                                   reserves,
                                                   profits or other
                                                   items              Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Possibility of
                                                   issuing without
                                                   preemptive
                                                   rights, shares
                                                   or securities
                                                   giving access to
                                                   the company's
                                                   capital or to
                                                   securities
                                                   giving
                                                   entitlement to
                                                   the allotment of
                                                   debt securities
                                                   as consideration
                                                   for assets
                                                   transferred to
                                                   the company as a
                                                   capital
                                                   contribution in
                                                   kind in the form
                                                   of shares or
                                                   securities
                                                   giving access to
                                                   capital            Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Delegation to
                                                   the Board of
                                                   Directors of
                                                   authority to
                                                   decide to carry
                                                   out increases in
                                                   the share
                                                   capital by
                                                   issuance of
                                                   shares reserved
                                                   for employees
                                                   with waiver of
                                                   preemptive
                                                   rights in their
                                                   favor              Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Authorization to
                                                   the Board of
                                                   Directors to
                                                   grant options to
                                                   subscribe for or
                                                   purchase shares    Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Authorization to
                                                   the Board of
                                                   Directors to
                                                   allot existing
                                                   or new
                                                   consideration
                                                   free shares to
                                                   salaried
                                                   employees of the
                                                   gorup and
                                                   corporate
                                                   officers of the
                                                   company or
                                                   companies fo the
                                                   group              Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Authorization to
                                                   the Board of
                                                   Directors to
                                                   reduce the chare
                                                   capital by
                                                   cancellation of
                                                   treasury shares    Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Authorization to
                                                   the Board of
                                                   Directors in the
                                                   event of public
                                                   tender offer for
                                                   the shares of
                                                   the company in
                                                   cases where the
                                                   legal
                                                   reciprocity
                                                   clause applies     Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Amendment to the
                                                   bylaws to bring
                                                   them into
                                                   compliance with
                                                   decree no.
                                                   2006-1566 of
                                                   12/11/06
                                                   amending decree
                                                   no. 67-236 of
                                                   3/23/67 on
                                                   commercial
                                                   companies(amendment
                                                   to article 19,
                                                   paragraphs 1 and
                                                   3 of the bylaws)   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Powers for
                                                   formalities        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   A vote for all
Walmart            WMT     931142103    06/01/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   Ernst & Young as
                                                   independent
                                                   accountants        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Charitable
                                                   contributions      Security
                                                   report             holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Universal health   Security
                                                   care policy        holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Pay for superior   Security
                                                   performance        holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Equity
                                                   compensation       Security
                                                   glass ceiling      holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Compensation       Security
                                                   disparity          holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Business social
                                                   responsibility     Security
                                                   report             holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Executive          Security
                                                   Compensation Vote  holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Political
                                                   Contributions      Security
                                                   report             holder     Yes    For      Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Social and
                                                   reputation         Security
                                                   impact report      holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Security
                                                   Cumulative voting  holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Qualifcaitions
                                                   for Director       Security
                                                   nominees           holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend  a
Albany                                             vote for all
Molecular         AMRI     012423109    06/04/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
                                                   the following
TJX Companies      TJX     872540109    06/05/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of
                                                   material terms
                                                   of executive
                                                   officer
                                                   performance goals  Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of
                                                   appointment of
                                                   PriceWaterHouse-
                                                   Coopers            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   regarding
                                                   election of
                                                   Directors by       Security
                                                   majority vote      holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for eleciton of
Garmin            GRMN     G37260109    06/08/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
Altair
Nanotechnologies                                   Election of all
Inc               ALTI     021373105    05/30/07   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Appoint Perry
                                                   Smith as
                                                   independent
                                                   auditors of the
                                                   corporation for
                                                   the fiscal year
                                                   ending 12/31/07
                                                   and to authorize
                                                   the audit
                                                   committee of the
                                                   Board of
                                                   Directors to fix
                                                   their
                                                   remuneration       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to
                                                   increase by
                                                   6,000,000 the
                                                   number of
                                                   authorized
                                                   shares available
                                                   under the Altair
                                                   Nanotechnologies
                                                   Inc. 2005 stock
                                                   incentive plan
                                                   to an aggregate
                                                   of 9,000,000
                                                   common shares      Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Illumina Inc      ILMN     452327109    06/07/07   for all nominees   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify the
                                                   appointmnet of
                                                   Ernst & Young as
                                                   independent
                                                   auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approve an
                                                   amendment to
                                                   increase the
                                                   maximum number
                                                   of shares of
                                                   common stock by
                                                   authorized for
                                                   issuance under
                                                   2005 stock and
                                                   incentive plan
                                                   by 1,250,000
                                                   shares             Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
Dollar Tree                                        for election of
Stores            DLTR     256747106    06/21/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder
                                                   proposal
                                                   regarding
                                                   removal of the
                                                   supermajority
                                                   vote
                                                   requirements in
                                                   Dollar trees'
                                                   articles of
                                                   incorporation      Security
                                                   and by-laws        holder     Yes    Against  For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the
Dollar General                                     agreement and
Corporation        DG      256669102    06/21/07   plan of merger     Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Adjournment and
                                                   postponement of
                                                   the special
                                                   meeting            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To receive the
                                                   Directors'
                                                   report and
                                                   accounts for the
                                                   year ended
Shire Plc         SHPGY    82481R106    06/20/07   12/31/2006         Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
                                                   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To re-appoint
                                                   Deloitte &
                                                   Touche as
                                                   auditors of the
                                                   company            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To authorise the
                                                   audit committee
                                                   to determine the
                                                   remuneration of
                                                   the auditors       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   Directors'
                                                   remuneration
                                                   report for the
                                                   year ended
                                                   12/31/2006         Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To authorise the
                                                   allottment of
                                                   shares             Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To authorise the
                                                   disapplication
                                                   of pre-emption
                                                   rights             Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To authorise
                                                   market purchases   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To authorise
                                                   donations to EU
                                                   political
                                                   organisations
                                                   and the
                                                   incurring of EU
                                                   political
                                                   expenditure        Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the
                                                   rules of the
                                                   2007 Shire
                                                   employee stock
                                                   purchase plan
                                                   and to authorise
                                                   the Directors to
                                                   make
                                                   modificaitons
                                                   and to establish
                                                   further plans      Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Fixing the
                                                   number of
                                                   Directors of to
Penn West                                          be elected at
Energy             PWE     707885109    06/08/07   the meeting        Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   The election as
                                                   Directors of
                                                   PWPL for the
                                                   ensuing year of
                                                   the nine
                                                   nominees
                                                   proposed by
                                                   managemnt all as
                                                   more
                                                   particularly
                                                   described in the
                                                   information
                                                   circular           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   The appt. of
                                                   KPMG, chartered
                                                   accountants, as
                                                   auditors of Penn
                                                   West and to
                                                   authorize the
                                                   Directors of
                                                   PWPL to fix
                                                   their
                                                   remuneration       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for electionof
Honda Motor Co.    HMC     438128308    06/22/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Distribution of
                                                   Dividends          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Partial
                                                   amendments to
                                                   the articles of
                                                   incorporation      Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of all
                                                   nominees           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Payment of bonus
                                                   to Directors and
                                                   corporate
                                                   auditors for the
                                                   83rd fiscal year   Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Presentation of
                                                   retirement
                                                   allowance to
                                                   retiring
                                                   Directors and
                                                   corporate
                                                   auditor for
                                                   their respective
                                                   services           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Directors
                                                   recommend a vote
                                                   for election of
Rite Aid Corp      RAD     767754104    06/27/07   all nominees       Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Distribution of
Toyota Motor                                       Dividends from
Corp               TM      892331307    06/22/07   surplus            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of 30
                                                   Directors          Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of 4
                                                   Corporate
                                                   auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of
                                                   Accounting
                                                   Auditor            Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Issue of Stock
                                                   acquisition
                                                   rights without
                                                   consideration to
                                                   Directors,
                                                   managing
                                                   Officers and
                                                   employees, etc.
                                                   of Toyota Motor
                                                   Corporation and
                                                   its affiliates     Issuer     Yes    Against  Against
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Acquisition of
                                                   own shares         Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Award of bonus
                                                   payments to
                                                   retiring
                                                   corporate
                                                   auditors           Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Payment of
                                                   Executive Bonuses  Issuer     Yes    For      For
-----------------------------------------------------------------------------------------------------------------------------------